Fee and Commission Income and Expense (Tables)	12 Months Ended
Dec. 31, 2019
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Services Rendered by the Bank and Its Subsidiaries and Correspond

This item comprises the financial income for the year corresponding to remunerations generated by the services rendered by the Bank and its subsidiaries and corresponds to the following items:

	For the years ended December 31,
	2019	2018	2017
	MCh$	MCh$	MCh$
Fees and commissions from lines of credits and overdrafts	1,553	5,292	3,306
Fees and commissions from guarantees and letters of credit	15,147	15,317	14,776
Fees and commissions from card services	75,574	72,932	63,388
Fees and commissions from accounts management	15,406	11,512	12,024
Fees and commissions from collections and payments	23,921	20,359	25,359
Fees and commissions from brokerage and securities management	9,844	10,966	13,183
Fees and commissions from asset management	25,845	24,718	25,965
Compensation for insurance brokerage	35,783	36,693	26,096
Investment banking and advisory fees	20,657	19,403	8,162
Fees and commissions from student loans ceded	5,735	5,300	4,680
Commissions on loan transactions	893	651	2,560
Commissions for mortgage loans	1,300	1,486	1,112
Other fees from services rendered	10,321	10,982	12,088
Other commissions earned	2,217	2,345	3,721
Totals	244,196	237,956	216,420

Summary of Expenses for Commissions Accrued in the Year for the Operations

This item includes expenses for commissions accrued during the year from operations, and corresponds to the following items:

	For the years ended December 31,
	2019	2018	2017
	MCh$	MCh$	MCh$
Compensation for cards transactions	(55,232)	(35,676)	(23,439)
Fees and commissions for securities transactions	(2,716)	(2,963)	(4,855)
Commissions paid for foreign trade transactions	(2,300)	(2,550)	(2,449)
Commissions paid for customer loyalty program benefits	(3,725)	(2,607)	(1,439)
Commissions paid for services to customers management	(3,905)	(3,455)	(3,157)
Other commissions paid	(1,914)	(4,576)	(3,510)
Totals	(69,792)	(51,827)	(38,849)

The Income and Expenses for Commissions Generated by the Segment
a)	Below are the income and expenses for commissions generated by segment and the revenue recognition calendar for ordinary activities, for the year ended December 31, 2019 according to IFRS 15.

				Revenue recognition calendar
	Segments			for ordinary activities
					Transferred
				Transferred	at a point in	Accrual
	Chile	Colombia	Total	over time	time	model
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Fees and commissions from lines of credits and overdrafts	1,453	101	1,554	1,453	101	—
Fees and commissions from guarantees and letters of credit	12,086	3,060	15,146	12,086	3,060	—
Fees and commissions from card services	49,393	26,182	75,575	—	75,575	—
Fees and commissions from accounts management	12,534	2,872	15,406	—	15,406	—
Fees and commissions from collections and payments	15,651	8,271	23,922	—	10,385	13,537
Fees and commissions from brokerage and securities management	5,785	4,057	9,842	—	9,842	—
Fees and commissions from asset management	15,727	10,118	25,845	—	25,845	—
Compensation for insurance brokerage	35,783	—	35,783	—	—	35,783
Investment banking and advisory fees	20,657	—	20,657	—	20,657	—
Fees and commissions from student loans ceded	7,057	—	7,057	—	7,057	—
Commissions on loan transactions	473	—	473	—	473	—
Commissions for mortgage loans	753	—	753	—	753	—
Other commissions earned	1,223	10,960	12,183	—	12,183	—
Totals	178,575	65,621	244,196	13,539	181,337	49,320

				Revenue recognition calendar
	Segments			for ordinary activities
					Transferred
				Transferred	at a point in	Accrual
	Chile	Colombia	Total	over time	time	model
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Compensation for cards transactions	(29,950)	(25,282)	(55,232)	—	(55,232)	—
Fees and commissions for securities transactions	(1,557)	(1,159)	(2,716)	—	(2,716)	—
Commissions paid for foreign trade transactions	—	—	—	—	—	—
Commissions paid for customer loyalty program benefits	—	—	—	—	—	—
Commissions paid for services to customers management	—	—	—	—	—	—
Other commissions paid	(4,625)	(7,219)	(11,844)	—	(11,844)	—
Totals	(36,132)	(33,660)	(69,792)	—	(69,792)	—